UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Enhanced Government Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Asset-Backed Securities	(000)	Value
	First Franklin Mortgage Loan Asset Backed
Certificates, Series 2005-FF2, Class M2, 0.69%,
	3/25/35 (a)	$ 3,220	$ 1,159,200
GSAA Home Equity Trust, Series 2005-1, Class
	AF2, 4.32%, 11/25/34 (a)	1,146	1,081,451
Securitized Asset Backed Receivables LLC Trust,
	Series 2005-0P1, Class M2, 0.70%, 1/25/35 (a)	2,000	1,197,545
Securitized Asset Backed Receivables LLC Trust,
	Series 2005-OP2, Class M1, 0.68%, 10/25/35 (a)	1,025	289,192
	Soundview Home Equity Loan Trust,
	Series 2007-OPT5, Class 2A2, 1.20%, 10/25/37 (a)	2,500	894,046
	Total Asset-Backed Securities - 2.3%		4,621,434
Industry	Corporate Bonds
Diversified Consumer	Leland Stanford Junior University,
Services - 0.2%	3.63%, 5/01/14	400	414,064
	Total Corporate Bonds - 0.2%		414,064
	Foreign Agency Obligations
	Province of Ontario Canada, 4.10%, 6/16/14 (b)	1,745	1,844,927
	Total Foreign Agency Obligations - 0.9%		1,844,927
	Taxable Municipal Bonds
State - 0.9%	State of California, GO, Taxable, Various
	Purpose 3, 5.65%, 4/01/39	1,680	1,785,739
	Total Taxable Municipal Bonds - 0.9%		1,785,739
	Non-U.S. Government Sponsored Agency
	Mortgage-Backed Securities
Collateralized Mortgage	Bank of America Mortgage Securities Inc.,
Obligations - 4.4%	Series 2003-J, Class 2A1, 5.28%, 11/25/33 (a)	406	374,248
	Bear Stearns Alt-A Trust, Series 2004-13, Class A1,
	0.99%, 11/25/34 (a)	543	372,603
	CS First Boston Mortgage Securities Corp.,
	Series 2005-11, Class 6A5, 6.00%, 12/25/35	1,124	881,084
	Countrywide Alternative Loan Trust,
	Series 2006-41CB, Class 2A17, 6.00%, 1/25/37	1,748	1,311,199
	Homebanc Mortgage Trust, Series 2005-4,
	Class A1, 0.52%, 10/25/35 (a)	1,983	1,200,878
	Thornburg Mortgage Securities Trust,
	Series 2006-6, Class A1, 0.36%, 11/25/46 (a)	1,946	1,801,267
	Thornburg Mortgage Securities Trust,
	Series 2007-2, Class A2A, 0.38%, 6/25/37 (a)	1,454	1,325,382
	WaMu Mortgage Pass-Through Certificates,
	Series 2005-AR7, Class A1, 4.91%, 8/25/35 (a)	1,541	1,375,096
			8,641,757
1

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Non-U.S. Government Sponsored Agency	Par
	Mortgage-Backed Securities	(000)	Value
Commercial Mortgage-Backed	Banc of America Commercial Mortgage, Inc., Series
Securities - 10.0%	2006-6, Class A2, 5.31%, 10/10/45	$ 3,575	$ 3,573,636
Bear Stearns Commercial Mortgage Securities,
	Series 2001-T0P2, Class A2, 6.48%, 2/15/35	1,545	1,602,327
Commercial Mortgage Pass-Through Certificates,
	Series 2007-C9, Class A2, 5.81%, 12/10/49 (a)	3,250	3,286,869
	Credit Suisse Mortgage Capital Certificates,
	Series 2007-C5, Class A2, 5.59%, 9/15/40	3,400	3,362,829
	LB-UBS Commercial Mortgage Trust,
	Series 2007-C1, Class A2, 5.32%, 2/15/40	2,000	1,999,723
	LB-UBS Commercial Mortgage Trust,
	Series 2007-C7, Class A2, 5.59%, 9/15/45	3,000	3,014,979
	Wachovia Bank Commercial Mortgage Trust,
	Series 2007-C32, Class A2, 5.74%, 6/15/49 (a)	3,000	2,941,388
			19,781,751
Interest Only Collateralized Mortgage CitiMortgage Alternative Loan Trust,
Obligations - 0.0%	Series 2007-A5, Class 1A7, 6.00%, 5/25/37	748	86,822
Total Non-U.S. Government Sponsored Agency
	Mortgage-Backed Securities - 14.4%		28,510,330
	Preferred Securities
Industry	Capital Trusts
Diversified Financial	JPMorgan Chase Capital XXII, 6.45%, 1/15/87	2,000	1,799,996
Services - 0.9%
Electric Utilities - 0.8%	PPL Capital Funding, 6.70%, 3/30/67 (a)	2,000	1,670,000
Insurance - 1.0%	The Allstate Corp., 6.50%, 5/15/57 (a)	2,000	1,660,000
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)	504	408,240
			2,068,240
	Total Capital Trusts - 2.7%		5,538,236
	Trust Preferreds
Capital Markets - 0.9%	Morgan Stanley Capital Trust VIII, 6.45%,
	4/15/67	2,000	1,745,699
Media - 1.0%	Comcast Corp., 6.63%, 5/15/56	2,000	1,903,077
	Total Trust Preferreds - 1.9%		3,648,776
	Total Preferred Securities - 4.6%		9,187,012
U.S. Government Sponsored Agency Securities

Agency Obligations - 4.5%	Fannie Mae, 2.00%, 2/11/11	1,370	1,376,999
	Fannie Mae, 5.25%, 8/01/12	2,460	2,629,076
	Federal Farm Credit Bank, 4.55%, 6/08/20 (d)	3,500	3,610,303
	Federal Home Loan Banks, 5.25%, 9/12/14	640	719,829
	Federal Home Loan Banks, 5.38%, 6/13/14 (d)	640	717,157
			9,053,364
Collateralized Mortgage	Freddie Mac Mortgage Backed Securities,
Obligations - 11.2%	Series 3149, Class HA, 6.00%, 5/15/27	1,072	1,091,936
	Ginnie Mae Mortgage Backed Securities,
	Series 2005-87, Class C, 5.33%, 9/16/34 (a)	10,000	10,776,134
2

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	U.S. Government Sponsored Agency Securities	(000)	Value
	Ginnie Mae Mortgage Backed Securities,
	Series 2006-3, Class C, 5.24%, 4/16/39 (a)	$ 10,000	$ 10,329,002
			22,197,072
Interest Only Collateralized	Ginnie Mae Mortgage Backed Securities,
Mortgage Obligations - 0.2%	Series 2006-30, Class IO, 0.80%, 5/16/46 (a)	8,439	380,853
Mortgaged-Backed	Fannie Mae Mortgage Backed Securities,
Securities - 101.8%	4.00%, 4/01/24 - 10/20/39 (e)	18,855	19,194,945
	Fannie Mae Mortgage Backed Securities,
	4.50%, 10/15/24 - 5/01/39 (e)	7,917	8,114,278
	Fannie Mae Mortgage Backed Securities,
	4.66%, 7/01/10	1,827	1,843,989
	Fannie Mae Mortgage Backed Securities,
	4.96%, 2/01/13	5,258	5,535,413
	Fannie Mae Mortgage Backed Securities,
	5.00%, 10/15/24 - 10/15/39 (b)(e)	48,835	50,619,306
	Fannie Mae Mortgage Backed Securities,
	5.24%, 4/01/12 (b)	7,939	8,490,622
	Fannie Mae Mortgage Backed Securities,
	5.50%, 7/01/17 - 10/15/39 (b)(d)(e)	69,564	73,018,894
	Fannie Mae Mortgage Backed Securities,
	6.00%, 2/01/36 - 10/01/36	5,240	5,545,216
	Fannie Mae Mortgage Backed Securities,
	6.11%, 2/01/12	2,580	2,784,651
	Fannie Mae Mortgage Backed Securities,
	6.60%, 1/01/11	4,898	5,096,127
	Freddie Mac Mortgage Backed Securities,
	4.50%, 5/01/34	1,040	1,058,629
	Freddie Mac Mortgage Backed Securities,
	5.00%, 10/15/39 (e)	14,500	14,980,313
	Freddie Mac Mortgage Backed Securities,
	5.50%, 10/15/39 (e)	700	732,593
	Ginnie Mae Mortgage Backed Securities,
	4.50%, 10/15/39	2,600	2,638,189
	Ginnie Mae Mortgage Backed Securities,
	5.00%, 11/15/35 - 10/15/39 (e)	137	141,999
	Ginnie Mae Mortgage Backed Securities,
	5.50%, 10/15/39 (e)	2,300	2,412,843
			202,208,007
	Total U.S. Government Sponsored
	Agency Securities - 117.7%		233,839,296
3

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	U.S. Treasury Obligations	(000)	Value
	U.S. Treasury Notes, 1.38%, 9/15/12	$ 7,135	$ 7,122,735
	U.S. Treasury Notes, 3.13%, 8/31/13	110	115,285
	U.S. Treasury Notes, 2.38%, 9/30/14	32,215	32,298,115
	U.S. Treasury Notes, 3.50%, 2/15/39	5,595	5,068,723
	Total U.S. Treasury Obligations - 22.5%		44,604,858
	Total Long-Term Investments
	(Cost - $321,831,542) - 163.5%		324,807,660
	Short-Term Securities	Shares
	BlackRock Liquidity Funds, TempFund,
	0.20% (f)(g)	30,513,003	30,513,003
	Total Short-Term Securities
	(Cost - $30,513,003) - 15.4%		30,513,003
	Options Purchased	Contracts
Over-the-Counter Call Swaptions	Receive a fixed rate of 1.97% and pay a floating rate
	based on 3-month LIBOR, expiring 3/20/10, Broker
	JPMorgan Chase Bank NA	16 (h)	146,542
	Total Options Purchased
	(Cost - $60,174) - 0.1%		146,542
	Total Investments Before TBA Sale
	Commitments and Options Written
	(Cost - $352,404,719*) - 179.0%		355,467,205
		Par
	TBA Sale Commitments (e)	(000)
	Fannie Mae Mortgage Backed Securities,
	4.00%, 4/01/24 - 10/20/39	$ (9,500)	(9,663,286)
	Fannie Mae Mortgage Backed Securities,
	5.00%, 10/15/24 - 10/15/39	(21,000)	(21,689,052)
	Fannie Mae Mortgage Backed Securities,
	5.50%, 7/01/17 - 10/15/39	(29,400)	(30,802,606)
	Fannie Mae Mortgage Backed Securities,
	6.00%, 2/01/36 - 10/01/36	(2,600)	(2,743,000)
	Freddie Mac Mortgage Backed Securities,
	5.00%, 10/15/39	(14,200)	(14,670,375)
	Total TBA Sale Commitments
	(Proceeds Received - $79,226,000) - (40.1)%		(79,568,319)
	Options Written	Contracts
Exchange-Traded Call Options	2-Year U.S. Treasury Bond, expiring 11/21/09 at
	USD 108	125	(158,203)
Over-the-Counter Call Options	Fannie Mae Mortgage Backed Securities, expiring
	October 2009 at USD 102.38, Broker Citibank NA	500,000	(437,500)
4

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
		Options Written	Contracts	Value
Over-the-Counter Call Swaptions		Pay a fixed rate of 3.5% and receive a floating rate
based on 3-month LIBOR, expiring 10/13/09,
		Broker Royal Bank of Scotland Plc	20 (h)	$ (196,540)
Pay a fixed rate of 3.43% and receive a floating rate
based on 3-month LIBOR, expiring 12/04/09,
		Broker JPMorgan Chase Bank NA	50 (h)	(1,610,750)
Pay a fixed rate of 4.34% and receive a floating rate
based on 3-month LIBOR, expiring 8/21/10,
		Broker Credit Suisse International	8 (h)	(561,640)
(2,368,930)
Over-the-Counter Put Swaptions		Receive a fixed rate of 3.43% and pay a floating rate
based on 3-month LIBOR, expiring 12/04/09,
		Broker JPMorgan Chase Bank NA	50 (h)	(113,750)
Receive a fixed rate of 4.34% and pay a floating rate
based on 3-month LIBOR, expiring 8/21/10,
		Broker Credit Suisse International	8 (h)	(221,520)
(335,270)
Total Options Written
		(Premiums Received - $3,259,231) - (1.7%)		(3,299,903)
Total Investments, Net of TBA Sale Commitments
		and Options Written - 137.2%		272,598,983
		Liabilities in Excess of Other Assets - (37.2)%		(73,970,195)
		Net Assets - 100.0%		$ 198,628,788
*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 352,463,688
	Gross unrealized appreciation	$ 10,628,178
	Gross unrealized depreciation	(7,624,661)
	Net unrealized appreciation	$ 3,003,517
(a)	Variable rate security. Rate shown is as of report date.
(b)	All or a portion of security have been pledged as collateral in connection with swaps.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	All or a portion of security have been pledged as collateral in connection with open financial futures contracts.
(e)	Represents or includes a to-be-announced ("TBA") transaction. Unsettled TBA transactions as of report date were as follows:
Unrealized
Appreciation
	Counterparty	Market Value	(Deprecation)
	Barclays Capital Plc	$ (10,228,284)	$ 37,810
	Citigroup NA	$ (23,405,667)	$ (69,417)
	Credit Suisse International	$ 23,300,856	$ 143,809
	Deutsche Bank AG	$ 8,899,998	$ 58,826
5

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)
Unrealized
Appreciation
	Counterparty		Market Value	(Deprecation)
	Goldman Sachs Bank USA		$ 2,408,398	$ 28,742
	JPMorgan Chase Bank		$ (4,796,082)	$ (29,441)
	Morgan Stanley Capital Services,		$ 103,469	$ 359
(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section
2(a)(3) of the Investment Company Act of 1940, were as follows:
	Affiliate		Net Activity			Income
	BlackRock Liquidity Funds, TempFund			30,513,003		$ 91,657
BlackRock Liquidity Series, LLC
	Cash Sweep Series		$ (43,275,054)			$ 61,139
(g)	Represents the current yield as of report date.
(h)	One contract represents a notional amount of $1 million.
• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
• Financial futures contracts purchased as of September 30, 2009 were as follows:
				Expiration		Face	Unrealized
	Contracts	Issue	Exchange	Date		Value	Appreciation
	183	10-Year U.S.
		Treasury Bond	Chicago	December 2009	$ 21,328,809		$ 325,238
	328	30-Year U.S.
		Treasury Bond	Chicago	December 2009	$ 39,076,292		734,708
	15	Euro BOBL
		Future	Eurex	December 2009	$ 2,522,614		13,750
	Total						$ 1,073,696
• Financial futures contracts sold as of September 30, 2009 were as follows:
				Expiration		Face	Unrealized
	Contracts	Issue	Exchange	Date		Value	Depreciation
	44	2-Year U.S.
		Treasury Bond	Chicago	December 2009	$ 9,496,485		$ (50,140)
• Interest rate swaps outstanding as of September 30, 2009 were as follows:
						Notional	Unrealized
	Fixed	Floating				Amount	Appreciation
	Rate	Rate	Counterparty	Expiration		(000)	(Depreciation)
	3.95% (a)	3-month Australian
Bank Bill Short-Term
		Rate	Deutsche Bank AG	May 2011	AUD 3,560		$ (39,917)
	4.02% (a)	3-month Australian
Bank Bill Short-Term
		Rate	Deutsche Bank AG	May 2011	AUD	10,555	(112,205)
	1.34% (a)	3-month LIBOR	Deutsche Bank AG	May 2011	USD	19,300	80,286
	1.58% (a)	3-month LIBOR	JPMorgan Chase
			Bank NA	August 2011	USD	11,000	75,366
	4.63% (b)	3-month LIBOR	Deutsche Bank AG	March 2013	USD	50,000	(4,229,954)
6

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)
				Notional	Unrealized
Fixed	Floating			Amount	Appreciation
Rate	Rate	Counterparty	Expiration	(000)	(Depreciation)
5.71% (b)	3-month LIBOR	Deutsche Bank AG	June 2017	USD 25,000	(4,332,731)
5.96% (b)	3-month LIBOR	Deutsche Bank AG	December
			2037	USD 25,000	(8,808,283)
Total					$ (17,367,438)
(a) Fund pays floating interest rate and receives fixed rate.
(b) Fund pays fixed interest rate and receives floating rate.
• Portfolio Abbreviations:
AUD	Australian Dollar
GO	General Obligation Bonds
LIBOR	The London Interbank Offered Rates
USD	US Dollar
• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Fund's most recent financial statements as contained in its semi-
annual report.
			Investments in
Valuation Inputs			Securities
			Assets	Liabilities
Level 1
Long-Term Investments - Trust Preferreds		$ 3,648,776		-
Short-Term Securities			30,513,003	-
Total Level 1			34,161,779	-
Level 2
Long-Term Investments[1]			318,601,663	-
TBA Sale Commitments			- $	(79,568,319)
Total Level 2			318,601,663	(79,568,319)
7

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2009 (Unaudited)
	Investments in
Valuation Inputs	Securities
	Assets	Liabilities
Level 3
Long-Term Investments:
Asset-Backed Securities	1,159,200	-
Non-U.S. Government Sponsored	-	-
Agency Mortgage-Backed Securities:
Collateralized Mortgage Obligations	1,311,199	-
Interest Only Collateralized
Mortgage Obligations	86,822	-
Total Level 3	2,557,221	-
Total	$ 355,320,663 $	(79,568,319)

1 See above Schedule of Investments for values in each security type excluding the security types in Level 1 and
Level 3 within the table.

Other Financial
Valuation Inputs	Instruments[2]
	Assets	Liabilities
Level 1	$ 1,073,696	$ (50,140)
Level 2	302,194	(20,822,993)
Level 3	-	-
Total	$ 1,375,890	$ (20,873,133)

2 Other financial instruments are swaps, financial futures contracts, and options. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in Securities

Non-U.S. Government
Sponsored Agency
	Asset-Backed	Mortgage-Backed
	Securities	Securities	Total
Balance, as of December 31, 2008	-	-	-
Realized gain	-	-	-
Change in unrealized
appreciation/depreciation	$ 193,200	$ (23,224)	$ 169,976
Net sales	-	-	-
Net transfers in Level 3	966,000	1,421,245	2,387,245
Balance, as of September 30, 2009	$ 1,159,200	$ 1,398,021	$ 2,557,221

8

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Enhanced Government Fund, Inc.

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 20, 2009